Other income and (expenses) (Tables)	12 Months Ended
Dec. 31, 2025
Profit (loss) [abstract]
Summary of Other Operating Income (Expense)
(a)
This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Other income
Gain from sale of written-off-loans (b)	39,255	2,542	18,770
Maintenance, installation and sale of POS equipment	21,296	23,269	28,743
Other technical income from insurance operations	9,342	4,162	10,163
Income from investments in associates	7,612	7,447	—
Services rendered to third parties	6,800	8,223	7,512
Income from ATM rentals	5,545	5,507	5,365
Profit from sale of property, furniture and equipment, Note 8(e)	2,078	12,879	15,300
Others	49,535	57,193	70,847
Total other income	141,463	121,222	156,700
Other expenses
Commissions from insurance activities	(61,066)	(38,780)	(42,400)
Administrative and tax penalties	(17,675)	(16,277)	(20,198)
Expenses related to rental income	(13,294)	(12,607)	(5,814)
Sundry technical insurance expenses	(11,458)	(14,414)	(10,066)
Provision for accounts receivable	(8,673)	(11,508)	(13,847)
Donations	(4,418)	(4,826)	(4,529)
Write-off of intangibles, Note 9(a)	(3,166)	(10,400)	(3,455)
Provision for sundry risk	(2,633)	(29,290)	(4,138)
Cost of sale of POS equipment	(1,024)	(1,154)	(12,819)
Others (*)	(37,090)	(55,703)	(67,726)
Total other expenses	(160,497)	(194,959)	(184,992)

(*) During the year 2025, 2024 and 2023, corresponds mainly to expenses for operational write-offs, among other minor expenses.

(b)
During the years 2025, 2024 and 2023, Interbank sold written-off loan portfolios, in cash and to non-related third parties. The nominal value of the credits sold amounted to S/2,839,642,000, S/248,249,000 and S/1,300,296,000, respectively.